LVU-Q3

Quarterly Report
May 31, 2026
MFS®  Low Volatility
Equity Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 4.6%
Curtiss-Wright Corp.	2,579	$1,928,086
General Dynamics Corp.	5,499	1,907,163
Leidos Holdings, Inc.	9,413	1,202,982
Teledyne Technologies, Inc. (a)	14,976	9,282,574
		$14,320,805
Brokerage & Asset Managers – 0.9%
Ameriprise Financial, Inc.	3,135	$1,397,301
Northern Trust Corp.	9,020	1,492,359
		$2,889,660
Business Services – 3.0%
Accenture PLC, “A”	12,038	$2,251,949
Cognizant Technology Solutions Corp., “A”	94,396	5,263,049
Verisk Analytics, Inc., “A”	11,201	1,960,063
		$9,475,061
Chemicals – 0.5%
Ecolab, Inc.	5,727	$1,466,112
Construction – 1.5%
Allegion PLC	13,115	$1,705,868
AvalonBay Communities, Inc., REIT	6,881	1,255,851
Essex Property Trust, Inc., REIT	6,197	1,689,550
		$4,651,269
Consumer Products – 3.7%
Colgate-Palmolive Co.	34,329	$3,094,073
Kimberly-Clark Corp.	20,728	2,023,053
Procter & Gamble Co.	34,644	4,973,492
Reynolds Consumer Products, Inc.	64,118	1,389,437
		$11,480,055
Consumer Services – 0.5%
Airbnb, Inc., “A” (a)	12,321	$1,642,513
Diversified Financial Services – 3.9%
Cboe Global Markets, Inc.	9,954	$3,320,256
Mastercard, Inc., “A”	4,492	2,218,958
Visa, Inc., “A”	19,959	6,513,820
		$12,053,034
Electrical Equipment – 3.7%
AMETEK, Inc.	10,665	$2,408,690
Amphenol Corp., “A”	12,322	1,833,021
Eaton Corp. PLC	5,507	2,206,104
TE Connectivity PLC	23,087	4,926,997
		$11,374,812
Energy - Independent – 2.0%
EOG Resources, Inc.	21,006	$2,801,781
Expand Energy Corp.	19,005	1,767,085
Exxon Mobil Corp.	10,428	1,514,771
		$6,083,637

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.4%
Jacobs Solutions, Inc.	10,499	$1,258,410
Entertainment & Leisure – 1.4%
Live Nation Entertainment, Inc. (a)	12,793	$2,154,469
Take-Two Interactive Software, Inc. (a)	9,162	2,053,754
		$4,208,223
Food & Beverages – 5.0%
General Mills, Inc.	121,165	$4,096,588
Mondelez International, Inc.	55,212	3,377,318
Monster Worldwide, Inc. (a)	43,810	3,858,785
PepsiCo, Inc.	29,384	4,236,879
		$15,569,570
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	72,758	$1,135,752
Global Systemically Important Banks – 1.0%
Goldman Sachs Group, Inc.	1,369	$1,403,992
JPMorgan Chase & Co.	5,216	1,561,201
		$2,965,193
Hardware, Peripherals, & Assembly – 2.9%
Apple, Inc.	28,836	$8,998,562
Health Maintenance Organizations – 0.7%
Cigna Group	8,085	$2,242,779
Insurance – 7.7%
American International Group, Inc.	25,999	$1,929,906
Assurant, Inc.	10,090	2,511,098
AXIS Capital Holdings Ltd.	13,442	1,276,049
Chubb Ltd.	11,351	3,538,447
Equitable Holdings, Inc.	32,450	1,341,808
Everest Group Ltd.	11,436	3,705,607
Hanover Insurance Group, Inc.	10,018	1,865,352
Hartford Insurance Group, Inc.	22,086	2,807,793
MetLife, Inc.	20,561	1,700,189
Principal Financial Group, Inc.	15,073	1,561,864
Voya Financial, Inc.	19,879	1,614,572
		$23,852,685
Interactive Media Services – 3.6%
Alphabet, Inc., “A”	29,474	$11,210,141
Machinery & Tools – 2.1%
Deere & Co.	3,801	$2,060,826
Pentair PLC	18,304	1,296,655
Trimble, Inc. (a)	21,769	1,227,989
Wabtec Corp.	7,146	1,866,250
		$6,451,720
Media – 0.8%
Omnicom Group, Inc.	33,759	$2,454,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.2%
McKesson Corp.	10,864	$8,065,868
Ventas, Inc., REIT	23,500	1,983,870
		$10,049,738
Medical Equipment – 2.8%
Abbott Laboratories	26,629	$2,279,442
Boston Scientific Corp. (a)	21,696	1,048,134
Hologic, Inc. (a)	27,596	0
Medtronic PLC	39,088	2,885,085
STERIS PLC	12,424	2,642,958
		$8,855,619
Network & Telecom – 0.6%
Motorola Solutions, Inc.	4,998	$2,015,593
Non-Global Systemically Important Banks – 0.5%
Popular, Inc.	10,245	$1,521,690
Pharmaceuticals & Biotechnology – 7.1%
AbbVie, Inc.	8,269	$1,800,327
Johnson & Johnson	38,336	8,638,251
Merck & Co., Inc.	60,588	7,193,007
Pfizer, Inc.	106,752	2,794,767
Vertex Pharmaceuticals, Inc. (a)	4,023	1,800,454
		$22,226,806
Pollution Control – 2.2%
Republic Services, Inc.	23,835	$4,777,487
Waste Management, Inc.	9,236	1,953,045
		$6,730,532
Real Estate – 3.5%
CBRE Group, Inc., “A” (a)	8,943	$1,118,233
Essential Properties Realty Trust, REIT	41,646	1,273,535
Federal Realty Investment Trust, REIT	16,735	2,002,008
New Residential Investment Corp., REIT	196,674	1,833,002
NNN REIT, Inc.	33,379	1,485,699
Simon Property Group, Inc., REIT	7,013	1,437,034
W.P. Carey, Inc., REIT	24,822	1,847,253
		$10,996,764
Restaurants – 1.9%
Aramark	58,960	$3,147,285
McDonald's Corp.	9,773	2,728,621
		$5,875,906
Retail & E-commerce – 3.5%
AutoZone, Inc. (a)	1,454	$4,267,766
Home Depot, Inc.	4,875	1,546,058
O'Reilly Automotive, Inc. (a)	41,719	3,624,547
TJX Cos., Inc.	9,263	1,433,449
		$10,871,820
Semiconductor & Electronic Components – 6.5%
Analog Devices, Inc.	15,341	$6,348,873
KLA Corp.	3,486	6,699,081
NXP Semiconductors N.V.	22,657	7,280,827
		$20,328,781

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 8.0%
ACI Worldwide, Inc. (a)	82,727	$3,612,688
Autodesk, Inc. (a)	20,780	4,806,622
Bentley Systems, Inc., “B”	57,839	1,887,865
Intuit, Inc.	10,023	3,322,925
Microsoft Corp.	17,347	7,810,313
Tyler Technologies, Inc. (a)	10,604	3,320,643
		$24,761,056
Transportation & Logistics – 0.7%
J.B. Hunt Transport Services, Inc.	8,254	$2,281,653
Travel, Gaming, & Lodging – 1.4%
Hilton Worldwide Holdings, Inc.	8,344	$2,733,995
Marriott International, Inc., “A”	4,637	1,741,657
		$4,475,652
Utilities – 7.5%
Atmos Energy Corp.	30,926	$5,230,514
DTE Energy Co.	16,872	2,410,503
Duke Energy Corp.	31,379	3,851,145
Entergy Corp.	15,015	1,637,386
Evergy, Inc.	38,425	3,152,387
Exelon Corp.	77,991	3,559,509
Xcel Energy, Inc.	45,710	3,633,945
		$23,475,389
Total Common Stocks		$310,251,609
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.69% (v)	988,521	$988,620

Other Assets, Less Liabilities – 0.0%		80,473
Net Assets – 100.0%		$311,320,702

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $988,620 and
$310,251,609, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$310,251,609	$—	$—	$310,251,609
Investment Companies	988,620	—	—	988,620
Total	$311,240,229	$—	$—	$311,240,229
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,666,651	$40,151,937	$40,830,093	$125	$—	$988,620

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$32,575	$—